Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income	$ 8,372,697	$ 7,531,625	$ 4,629,045
Other Comprehensive Income (Loss)
Gains (Losses) on Securities Arising During the Year	610,689	6,432,906	(13,886,854)
Tax Effect	(207,634)	(2,187,189)	4,721,531
Realized Gains (Losses) on Sale of AFS Securities	11,466	(23,735)	(2,819)
Tax Effect	(3,898)	8,070	959
Impairment Loss on Securities			366,623
Tax Effect			(124,652)
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	410,623	4,230,052	(8,925,212)
Comprehensive Income (Loss)	$ 8,783,320	$ 11,761,677	$ (4,296,167)